--------------------------------------------------------------------------------
    Semiannual Report - Financial Statements
--------------------------------------------------------------------------------


 T. Rowe Price



                             Personal Strategy
                             Growth Fund
                           ---------------------
                             November 30, 1998
                           ---------------------

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Unaudited


------------------------
  Financial Highlights           For a share outstanding throughout each period
--------------------------------------------------------------------------------

                            6 Months       Year                       7/29/94
                               Ended      Ended                       Through
                            11/30/98    5/31/98   5/31/97   5/31/96   5/31/95

  NET ASSET VALUE
  Beginning of period       $  18.05   $  15.20  $  13.69  $  11.44  $  10.00
                            ...................................................

  Investment activities
   Net investment income        0.15*      0.29*     0.27*     0.30*     0.25*
   Net realized and
   unrealized gain (loss)       0.18       3.01      2.37      2.29      1.30
                            ...................................................
   Total from investment
   activities                   0.33       3.30      2.64      2.59      1.55
                            ...................................................

  Distributions
   Net investment income           -      (0.26)    (0.24)    (0.27)    (0.11)
   Net realized gain               -      (0.19)    (0.89)    (0.07)        -
                            ...................................................
   Total distributions             -      (0.45)    (1.13)    (0.34)    (0.11)
                            ...................................................

  NET ASSET VALUE
  End of period             $  18.38   $  18.05  $  15.20  $  13.69  $  11.44
                            ---------------------------------------------------


  Ratios/Supplemental Data

  Total return/\                1.83%*    22.02%*   19.89%*   22.83%*   15.65%*
                            ...................................................
  Ratio of expenses to
  average net assets            1.10%*+    1.10%*    1.10%*    1.10%*    1.10%*+
                            ...................................................
  Ratio of net investment
  income to average
  net assets                    1.95%*+    2.15%*    2.24%*    2.27%*    2.76%*+
                            ...................................................
  Portfolio turnover rate       49.8%+     33.3%     39.6%     39.5%     25.7%+
                            ...................................................
  Net assets, end of period
  (in thousands)            $166,212   $147,347  $ 67,552  $ 24,954  $ 10,748
                            ...................................................

/\Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions
* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 5/31/00.
+ Annualized


The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Unaudited                                                    November 30, 1998


----------------------------
  Portfolio of Investments                             Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

      Common Stocks  74.1%

      FINANCIAL  12.9%

      Bank and Trust  7.5%

      Abbey National (GBP)                              18,000  $        372
      .........................................................................
      ABN Amro (NLG)                                     6,400           132
      .........................................................................
      Air Liquide (L) (FRF)                              1,158           197
      .........................................................................
      Albank Financial                                   1,000            68
      .........................................................................
      Australia & New Zealand Banking ADR                3,600           119
      .........................................................................
      Banca Commerciale Italiana (ITL)                  40,700           278
      .........................................................................
      Banco de Bilbao Vizcaya ADR                       15,500           244
      .........................................................................
      Banco Frances del Rio de la Plata (Class B) ADR    6,000           145
      .........................................................................
      Bank of New York                                  13,500           462
      .........................................................................
      Bank One                                          14,330           735
      .........................................................................
      BankAmerica                                       18,600         1,213
      .........................................................................
      Bankgesellschaft Berlin (DEM)                      6,800           116
      .........................................................................
      Barclay's (GBP)                                   12,000           273
      .........................................................................
      Chase Manhattan                                   12,300           780
      .........................................................................
      Citigroup                                         23,899         1,199
      .........................................................................
      Citizens Banking                                   2,500            82
      .........................................................................
      Deutsche Bank (DEM)                                2,730           169
      .........................................................................
      Development Bank of Singapore (SGD)                3,300            25
      .........................................................................
      Downey Financial                                   3,400            88
      .........................................................................
      Dresdner Bank (DEM)                                3,100           139
      .........................................................................
      First Bell Bancorp                                 1,100            17
      .........................................................................
      First Mariner Bancorp *                            1,600            23
      .........................................................................
      First Security                                     1,600            32
      .........................................................................
      First Union                                        9,300           565
      .........................................................................
      Frankfort First Bancorp                            1,100            17
      .........................................................................
      Glacier Bancorp                                    4,070            86
      .........................................................................
      HSBC Holdings (GBP)                               14,900           405
      .........................................................................
      J. P. Morgan                                       3,530           377
      .........................................................................
      KBC Bancassurance Holding (BEF)                    3,200           229
      .........................................................................
      KeyCorp                                            3,700           114
      .........................................................................
      Marshall & Ilsley                                    300            15
      .........................................................................


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                                                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

      Mediobanca (ITL)                                  18,200  $        220
      .........................................................................
      Mellon Bank                                       12,200           768
      .........................................................................
      Mercantile Bancorporation                            800            35
      .........................................................................
      National City                                      4,500           303
      .........................................................................
      Overseas Chinese Bank (SGD)                        4,200            26
      .........................................................................
      Societe Generale (FRF)                             1,729           272
      .........................................................................
      State Street                                       1,000            69
      .........................................................................
      Summit Bancorp                                     2,100            88
      .........................................................................
      Svenska Handelsbank (SEK)                          6,000           242
      .........................................................................
      U.S. Bancorp                                       3,000           110
      .........................................................................
      Washington Mutual                                 13,950           541
      .........................................................................
      Wells Fargo                                       26,500           954
      .........................................................................
      WestAmerica                                        1,100            40
      .........................................................................
      Westpac Bank (AUD)                                 9,000            60
      .........................................................................
                                                                      12,444
                                                                ...............

      Insurance  2.2%

      ACE Limited                                       16,000           512
      .........................................................................
      Allstate                                           3,100           126
      .........................................................................
      American General                                   4,100           289
      .........................................................................
      American International Group                       1,150           108
      .........................................................................
      EXEL (Class A)                                     8,170           614
      .........................................................................
      General Re                                           600           140
      .........................................................................
      Harleysville Group                                 2,700            57
      .........................................................................
      PartnerRe Holdings                                 3,100           137
      .........................................................................
      Poe & Brown                                        1,800            63
      .........................................................................
      Selective Insurance                                1,900            36
      .........................................................................
      St. Paul Companies                                12,400           437
      .........................................................................
      Sumitomo Marine & Fire Insurance (JPY)            33,000           197
      .........................................................................
      Travelers Property Casualty (Class A)             18,200           627
      .........................................................................
      UNUM                                               4,400           237
      .........................................................................
      W. R. Berkley                                      2,000            67
      .........................................................................
                                                                       3,647
                                                                ...............
      Financial Services  3.2%

      American Express                                   7,700           771
      .........................................................................
      Associates First Capital (Class A)                 4,900           382
      .........................................................................
      AXA (FRF)                                          3,000           388
      .........................................................................
      Capital One Financial                              3,100           341
      .........................................................................
      Delta Financial *                                  2,600            14
      .........................................................................


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                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

      Fannie Mae                                        17,900  $      1,302
      .........................................................................
      Financial Federal*                                   800            21
      .........................................................................
      Freddie Mac                                       17,600         1,065
      .........................................................................
      Household International                            3,300           129
      .........................................................................
      ING Groep (NLG)                                    4,350           249
      .........................................................................
      ITLA Capital*                                      1,100            19
      .........................................................................
      Morgan Stanley Dean Witter                         2,900           202
      .........................................................................
      Pearson (GBP)                                     14,000           252
      .........................................................................
      Providian Financial                                  300            28
      .........................................................................
      Unidanmark (Class A) (DKK)                         2,700           220
      .........................................................................
                                                                       5,383
                                                                ...............
      Total Financial                                                 21,474
                                                                ...............


      UTILITIES  6.1%

      Telephone  3.9%

      Aliant Communications                              6,900           197
      .........................................................................
      ALLTEL                                             8,400           445
      .........................................................................
      AT&T                                              15,650           975
      .........................................................................
      BellSouth                                          5,200           454
      .........................................................................
      British Telecommunications ADR                     2,200           304
      .........................................................................
      Compania de Telecomunicaciones de Chile
             (Class A) ADR                               4,050            94
      .........................................................................
      Frontier                                          15,500           467
      .........................................................................
      GTE                                                3,400           211
      .........................................................................
      Hong Kong Telecommunications ADR                   6,432           121
      .........................................................................
      Nippon Telegraph & Telephone (JPY)                    29           216
      .........................................................................
      Rural Cellular (Class A)*                          3,100            33
      .........................................................................
      SBC Communications                                25,900         1,242
      .........................................................................
      Telebras ADR*                                      3,900           370
      .........................................................................
      Telecom Corp. of New Zealand ADR                   8,600           289
      .........................................................................
      Telecom Italia (ITL)                              31,440           255
      .........................................................................
      Telecom Italia Mobile (ITL)                       41,000           268
      .........................................................................
      Telefonica de Espana ADR                           2,200           307
      .........................................................................
      Telefonos de Mexico (Class L) ADR                  5,200           242
      .........................................................................
      Western Wireless*                                  1,900            34
      .........................................................................
                                                                       6,524
                                                                ...............


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                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

      Electric Utilities  2.2%

      Cleco                                              1,800  $         62
      .........................................................................
      Electrabel (BEF)                                     740           286
      .........................................................................
      Empresa Nacional de Electricidad Chile ADR         5,600            60
      .........................................................................
      Endesa ADR                                         8,500           221
      .........................................................................
      FirstEnergy                                       21,737           672
      .........................................................................
      GPU                                                5,800           254
      .........................................................................
      Hong Kong Electric (HKD)                          42,000           139
      .........................................................................
      PECO Energy                                        8,300           333
      .........................................................................
      Texas Utilities                                   16,000           713
      .........................................................................
      Unicom                                            16,600           626
      .........................................................................
      Veba (DEM)                                         5,620           311
      .........................................................................
                                                                       3,677
                                                                ...............
      Total Utilities                                                 10,201
                                                                ...............

      CONSUMER NONDURABLES  15.5%

      Cosmetics  0.8%

      Gillette                                           3,600           165
      .........................................................................
      International Flavors & Fragrances                19,300           808
      .........................................................................
      Kao (JPY)                                         23,000           435
      .........................................................................
                                                                       1,408
                                                                ...............

      Beverages  1.2%

      Anheuser-Busch                                    14,300           867
      .........................................................................
      Coca-Cola                                          1,400            98
      .........................................................................
      Diageo ADR                                         4,719           216
      .........................................................................
      LVMH (FRF)                                         1,655           320
      .........................................................................
      PepsiCo                                           11,100           429
      .........................................................................
                                                                       1,930
                                                                ...............

      Food Processing  3.0%

      American Italian Pasta *                           1,100            28
      .........................................................................
      Bestfoods                                          6,200           360
      .........................................................................
      Cadbury Schweppes (GBP)                              900            14
      .........................................................................
      Cadbury Schweppes ADR                              5,500           332
      .........................................................................
      Campbell                                           3,500           200
      .........................................................................
      CSM (NLG)                                          3,500           190
      .........................................................................
      Danisco (DKK)                                      3,100           160
      .........................................................................
      Eridania Beghin-Say (FRF)                          1,500           278
      .........................................................................


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                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

      General Mills                                      8,560  $        646
      .........................................................................
      Heinz                                              3,400           198
      .........................................................................
      Imperial Holly                                     6,300            54
      .........................................................................
      McCormick                                         12,400           414
      .........................................................................
      Nestle (CHF)                                         275           571
      .........................................................................
      Ralston Purina                                    15,200           529
      .........................................................................
      Sara Lee                                          14,900           870
      .........................................................................
      Seneca Foods (Class A) *                           1,400            17
      .........................................................................
      Seneca Foods (Class B) *                             700             9
      .........................................................................
      United Natural Foods *                             1,300            32
      .........................................................................
                                                                       4,902
                                                                ...............

      Hospital Supplies/Hospital Management  0.8%

      American Oncology Resources *                      5,900            66
      .........................................................................
      Arterial Vascular Engineering *                    1,400            68
      .........................................................................
      Boston Scientific *                                  100             5
      .........................................................................
      Guidant                                            2,200           189
      .........................................................................
      HealthSouth *                                     14,600           196
      .........................................................................
      Medtronic                                          1,400            95
      .........................................................................
      Mentor                                             5,700           106
      .........................................................................
      Pediatrix Medical Group *                            500            27
      .........................................................................
      Quorum Health Group *                              3,700            62
      .........................................................................
      Renal Care Group *                                 2,850            77
      .........................................................................
      Smith & Nephew (GBP)                              22,000            61
      .........................................................................
      Steris *                                           2,800            75
      .........................................................................
      Terumo (JPY)                                      13,000           288
      .........................................................................
                                                                       1,315
                                                                ...............

      Pharmaceuticals  5.2%

      Alkermes *                                         2,100            39
      .........................................................................
      American Home Products                            22,860         1,217
      .........................................................................
      Astra (Class B) (SEK)                             13,867           248
      .........................................................................
      Biogen *                                           5,300           402
      .........................................................................
      Bristol-Myers Squibb                               8,600         1,054
      .........................................................................
      COR Therapeutics *                                   700             8
      .........................................................................
      Coulter Pharmaceutical *                           1,400            40
      .........................................................................
      Eli Lilly                                          4,200           377
      .........................................................................
      Gehe (DEM)                                         2,000           128
      .........................................................................
      Gilead Sciences *                                    500            16
      .........................................................................
      Glaxo Wellcome ADR                                 5,600           356
      .........................................................................


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                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

      Johnson & Johnson                                  4,700  $        382
      .........................................................................
      Merck                                              5,100           790
      .........................................................................
      Millennium Pharmaceuticals *                       2,500            51
      .........................................................................
      Neurocrine Biosciences *                           1,400            10
      .........................................................................
      Novartis (CHF)                                       220           413
      .........................................................................
      PathoGenesis *                                       400            19
      .........................................................................
      Pfizer                                             9,420         1,051
      .........................................................................
      Pharmacia & Upjohn                                 7,760           404
      .........................................................................
      PharmaPrint *                                      3,000            36
      .........................................................................
      Schering-Plough                                    4,700           500
      .........................................................................
      Takeda Chemical Industries (JPY)                  11,000           370
      .........................................................................
      Warner-Lambert                                    10,700           808
      .........................................................................
                                                                       8,719
                                                                ...............

      Biotechnology  0.0%

      Cell Genesys *                                     3,800            19
      .........................................................................
      Zonagen *                                          1,000            19
      .........................................................................
                                                                          38
                                                                ...............

      Health Care Services  0.5%

      Altana AG (DEM)                                    1,200            84
      .........................................................................
      AmeriPath *                                        5,200            24
      .........................................................................
      Concentra Managed Care *                           5,000            58
      .........................................................................
      Inhale Therapeutic Systems *                       1,500            48
      .........................................................................
      Monarch Dental *                                   1,900            21
      .........................................................................
      Northfield Laboratories *                          2,000            27
      .........................................................................
      Orthodontic Centers of America *                   2,500            48
      .........................................................................
      ProMedCo *                                         3,600            19
      .........................................................................
      SteriGenics International *                        3,500            90
      .........................................................................
      United HealthCare                                  9,200           415
      .........................................................................
                                                                         834
                                                                ...............

      Miscellaneous Consumer Products  4.0%

      Benetton Group (ITL)                              65,000           119
      .........................................................................
      Bridgestone (JPY)                                 12,000           281
      .........................................................................
      Colgate-Palmolive                                 10,300           882
      .........................................................................
      Cone Mills *                                       6,400            29
      .........................................................................
      CSS Industries *                                   1,000            30
      .........................................................................
      Culp                                               1,500            13
      .........................................................................
      Dan River *                                        5,200            42
      .........................................................................
      Equity Corp. International *                       2,900            75
      .........................................................................


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                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

      Hasbro                                            10,200  $        358
      .........................................................................
      Huhtamaki (FIM)                                    1,700            63
      .........................................................................
      Kuraray (JPY)                                     26,000           271
      .........................................................................
      Lion Nathan (NZD)                                 71,500           182
      .........................................................................
      Newell                                             4,400           195
      .........................................................................
      Philip Morris                                     30,950         1,731
      .........................................................................
      Philips Electronics ADR                            3,800           241
      .........................................................................
      Procter & Gamble                                   2,500           219
      .........................................................................
      Service Corp. International                        5,100           191
      .........................................................................
      Sola *                                             4,100            65
      .........................................................................
      Tomkins ADR                                        8,700           158
      .........................................................................
      Unifi                                             18,100           348
      .........................................................................
      Unilever N.V. ADR                                  4,300           332
      .........................................................................
      US Can *                                           2,700            47
      .........................................................................
      UST                                               17,700           615
      .........................................................................
      WestPoint Stevens *                                1,500            45
      .........................................................................
      Yue Yuen Industrial (HKD)                         42,000            82
      .........................................................................
                                                                       6,614
                                                                ...............
      Total Consumer Nondurables                                      25,760
                                                                ...............


      CONSUMER SERVICES  8.4%

      Restaurants  0.0%

      Logan's Roadhouse *                                2,300            48
      .........................................................................
      PJ America *                                       1,200            24
      .........................................................................
                                                                          72
                                                                ...............

      General Merchandisers  2.1%

      Bon-Ton Stores *                                   7,500            58
      .........................................................................
      Carrefour (FRF)                                      300           212
      .........................................................................
      Casey's General Stores                             7,800           108
      .........................................................................
      Columbia Sportswear *                              2,500            56
      .........................................................................
      Costco Companies *                                   500            31
      .........................................................................
      Dayton Hudson                                      7,600           342
      .........................................................................
      Fred Meyer *                                       9,500           483
      .........................................................................
      JUSCO (JPY)                                       11,000           209
      .........................................................................
      Marui (JPY)                                       10,000           178
      .........................................................................
      Pinault Printemps Redoute (FRF)                    1,750           298
      .........................................................................
      Saks *                                            10,800           297
      .........................................................................


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                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

      Tesco (GBP)                                      105,480  $        312
      .........................................................................
      Wal-Mart                                           7,700           580
      .........................................................................
      Warnaco Group (Class A)                           10,300           255
      .........................................................................
                                                                       3,419
                                                                ...............

      Specialty Merchandisers  2.7%

      American Stores                                   24,000           805
      .........................................................................
      Christian Dior (FRF)                               1,300           141
      .........................................................................
      CompuCom Systems *                                 8,400            32
      .........................................................................
      CVS                                               11,812           583
      .........................................................................
      General Nutrition *                                4,200            75
      .........................................................................
      Home Depot                                         8,900           443
      .........................................................................
      Kroger *                                           3,000           159
      .........................................................................
      Omron (JPY)                                        7,000            83
      .........................................................................
      Performance Food Group *                           2,700            66
      .........................................................................
      Rite Aid                                           8,000           371
      .........................................................................
      Safeway *                                         15,200           803
      .........................................................................
      St. John Knits                                     2,100            42
      .........................................................................
      Toys "R" Us *                                     20,400           403
      .........................................................................
      Tupperware                                        25,700           448
      .........................................................................
      Urban Outfitters *                                 2,100            30
      .........................................................................
                                                                       4,484
                                                                ...............

      Entertainment and Leisure  1.3%

      Carnival (Class A)                                 8,000           276
      .........................................................................
      Disney                                             5,800           187
      .........................................................................
      Hutchison Whampoa (HKD)                           52,000           369
      .........................................................................
      McDonald's                                         4,900           343
      .........................................................................
      MediaOne Group *                                   5,900           239
      .........................................................................
      Reader's Digest (Class A)                         26,600           640
      .........................................................................
      Seattle Filmworks *                                2,400             8
      .........................................................................
      Sharp (JPY)                                       13,000           115
      .........................................................................
                                                                       2,177
                                                                ...............

      Media and Communications  2.3%

      American Tower (Class A) *                           600            14
      .........................................................................
      Asatsu (JPY)                                       6,000           127
      .........................................................................
      CBS                                               14,400           429
      .........................................................................
      Chancellor Media *                                 2,700           102
      .........................................................................
      Elsevier (NLG)                                     8,000           105
      .........................................................................
      Emmis Broadcasting (Class A) *                       900            31
      .........................................................................


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                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

      Fox Entertainment Group                           11,400  $        269
      .........................................................................
      France Telecom ADR                                 6,500           444
      .........................................................................
      Jacor Communications *                             2,500           146
      .........................................................................
      Pegasus Communications *                           1,000            17
      .........................................................................
      R.R. Donnelley                                    10,400           441
      .........................................................................
      Sinclair Broadcast Group (Class A) *               2,200            27
      .........................................................................
      Time Warner                                        6,600           698
      .........................................................................
      Tribune                                            6,400           410
      .........................................................................
      Valassis Communications *                          2,500           107
      .........................................................................
      Vanguard Cellular (Class A) *                      1,100            25
      .........................................................................
      Vodafone ADR                                       2,400           355
      .........................................................................
      Young Broadcasting (Class A) *                     2,100            75
      .........................................................................
                                                                       3,822
                                                                ...............
      Total Consumer Services                                         13,974
                                                                ...............

      CONSUMER CYCLICALS  4.0%

      Automobiles and Related  0.5%

      A.O. Smith (Class B)                               6,750           168
      .........................................................................
      Cycle & Carriage (SGD)                             6,000            21
      .........................................................................
      Federal-Mogul                                      4,000           227
      .........................................................................
      Honda ADR                                          4,000           290
      .........................................................................
      Keystone Automotive *                                700            14
      .........................................................................
      Littelfuse *                                       1,900            44
      .........................................................................
      SPX *                                              1,400            81
      .........................................................................
                                                                         845
                                                                ...............

      Building and Real Estate  2.4%

      Apartment Investment & Management, REIT            1,400            48
      .........................................................................
      Arden Realty, REIT                                 3,400            78
      .........................................................................
      Cheung Kong Holdings (HKD)                        48,000           346
      .........................................................................
      City Developments (SGD)                            5,000            24
      .........................................................................
      Crescent Real Estate Equities, REIT               10,100           251
      .........................................................................
      DBS Land (SGD)                                    15,000            21
      .........................................................................
      EastGroup Properties, REIT                         5,300            98
      .........................................................................
      Federal Realty Investment Trust, REIT             21,300           510
      .........................................................................
      First Washington Realty Trust, REIT                2,900            67
      .........................................................................
      Glenborough Realty Trust, REIT                     1,400            30
      .........................................................................
      JP Realty, REIT                                    1,300            29
      .........................................................................


         11
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--------------------------------------------------------------------------------


                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

      Parkway Properties, REIT                           3,900  $        118
      .........................................................................
      Reckson Associates Realty, REIT                   20,000           461
      .........................................................................
      Simon Property Group, REIT                        21,640           641
      .........................................................................
      Starwood Hotels & Resorts, REIT                   34,300         1,042
      .........................................................................
      Tower Realty Trust, REIT                           4,000            75
      .........................................................................
      Woodhead Industries                                6,000            78
      .........................................................................
                                                                       3,917
                                                                ...............

      Miscellaneous Consumer Durables  1.1%

      CompX *                                            2,800            70
      .........................................................................
      Corning                                           20,800           835
      .........................................................................
      Eastman Kodak                                        700            51
      .........................................................................
      Harman International                               1,000            43
      .........................................................................
      Masco                                             12,800           370
      .........................................................................
      OCE (NLG)                                          2,000            70
      .........................................................................
      Ricoh (JPY)                                       17,000           163
      .........................................................................
      Sony (JPY)                                         3,000           219
      .........................................................................
                                                                       1,821
                                                                ...............
      Total Consumer Cyclicals                                         6,583
                                                                ...............


      TECHNOLOGY  5.2%

      Electronic Components  1.7%

      American Superconductor *                          1,000            10
      .........................................................................
      Analogic                                           3,300           118
      .........................................................................
      Burr Brown *                                       2,000            47
      .........................................................................
      EMC *                                              5,800           421
      .........................................................................
      Exar *                                             1,100            19
      .........................................................................
      Intel                                              5,600           603
      .........................................................................
      Linear Technology                                  2,100           147
      .........................................................................
      Maxim Integrated Products *                        7,700           302
      .........................................................................
      Methode Electronics (Class A)                      3,900            52
      .........................................................................
      Optek Technology *                                 3,300            59
      .........................................................................
      Planar Systems *                                   3,400            28
      .........................................................................
      PMC-Sierra *                                         600            32
      .........................................................................
      Texas Instruments                                  2,100           160
      .........................................................................
      Trident International *                            3,700            37
      .........................................................................
      UBS (CHF)                                          2,214           666
      .........................................................................
      Xilinx *                                           2,400           122
      .........................................................................
                                                                       2,823
                                                                ...............


         12
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--------------------------------------------------------------------------------


                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

      Electronic Systems  0.6%

      Applied Micro Circuits *                           1,600  $         54
      .........................................................................
      Electromagnetic Sciences *                         3,900            53
      .........................................................................
      Hewlett-Packard                                    5,100           320
      .........................................................................
      Lifeline Systems *                                 2,200            57
      .........................................................................
      Lo-Jack *                                          4,000            37
      .........................................................................
      Nokia ADR                                          5,900           578
      .........................................................................
                                                                       1,099
                                                                ...............

      Information Processing  0.5%

      COMPAQ Computer                                    4,200           136
      .........................................................................
      Dell Computer *                                    3,500           213
      .........................................................................
      Hitachi ADR                                        2,800           165
      .........................................................................
      IBM                                                1,600           264
      .........................................................................
                                                                         778
                                                                ...............

      Office Automation  0.1%

      Ceridian *                                         2,200           143
      .........................................................................
                                                                         143
                                                                ...............
      Specialized Computer  0.1%
      Sun Microsystems *                                 2,700           200
      .........................................................................
                                                                         200
                                                                ...............
      Aerospace and Defense  0.7%

      AlliedSignal                                      18,100           797
      .........................................................................
      Raytheon (Class B)                                 4,900           271
      .........................................................................
      Woodward Governor                                  1,600            40
      .........................................................................
                                                                       1,108
                                                                ...............

      Telecommunications  1.5%

      AirTouch Communications *                          5,400           309
      .........................................................................
      Cisco Systems *                                    6,450           486
      .........................................................................
      LM Ericsson (Class B) ADR                         12,900           356
      .........................................................................
      Lucent Technologies                                  500            43
      .........................................................................
      MCI WorldCom *                                    20,085         1,185
      .........................................................................
      Premisys Communications *                          1,200            18
      .........................................................................
      Tellabs *                                          1,800            97
      .........................................................................
      West TeleServices *                                1,600            18
      .........................................................................
                                                                       2,512
                                                                ...............
      Total Technology                                                 8,663
                                                                ...............


         13
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--------------------------------------------------------------------------------


                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands


      EDUCATION  0.0%

      ITT Educational Service *                          2,100  $         69
      .........................................................................
      Total Education                                                     69
                                                                ...............

      CAPITAL EQUIPMENT  3.1%

      Electrical Equipment  2.0%

      ABB (CHF)                                            100           124
      .........................................................................
      Canon (JPY)                                        9,000           199
      .........................................................................
      GE                                                15,800         1,430
      .........................................................................
      Holophane *                                        3,800            87
      .........................................................................
      Matsushita Electric Works (JPY)                    6,000            57
      .........................................................................
      Mitsubishi Electric (JPY)                         13,000            33
      .........................................................................
      Siemens (DEM)                                      2,500           174
      .........................................................................
      Tyco International                                18,749         1,234
      .........................................................................
                                                                       3,338
                                                                ...............

      Capital Equipment  0.1%

      Omniquip International                             3,800            52
      .........................................................................
                                                                          52
                                                                ...............
      Machinery  1.0%

      Danaher                                           16,700           762
      .........................................................................
      GKN (GBP)                                         11,000           121
      .........................................................................
      JLG Industries                                     4,900            81
      .........................................................................
      Man (DEM)                                            740           210
      .........................................................................
      NN Ball & Roller                                   3,000            19
      .........................................................................
      S I G Schweis (CHF)                                  320           206
      .........................................................................
      Teleflex                                           5,600           238
      .........................................................................
      Toolex Alpha *                                     2,700            30
      .........................................................................
      Valmet (FIM)                                       2,000            26
      .........................................................................
                                                                       1,693
                                                                ...............
      Total Capital Equipment                                          5,083
                                                                ...............

      BUSINESS SERVICES AND
      TRANSPORTATION  8.0%

      Computer Service and Software  3.2%

      Adobe Systems                                      1,700            76
      .........................................................................
      America Online                                     4,000           350
      .........................................................................
      Analysts International                             1,400            23
      .........................................................................


         14
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--------------------------------------------------------------------------------


                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands

      Ascend Communications *                            2,000  $        112
      .........................................................................
      Automatic Data Processing                          6,000           462
      .........................................................................
      BISYS Group *                                      1,000            49
      .........................................................................
      BMC Software *                                    10,000           510
      .........................................................................
      Computer Associates                                1,400            62
      .........................................................................
      Electronic Arts *                                    400            17
      .........................................................................
      First Data                                        11,270           301
      .........................................................................
      Galileo International                              7,100           284
      .........................................................................
      Great Plains Software *                            1,200            47
      .........................................................................
      HBO                                               13,800           344
      .........................................................................
      HCIA *                                             3,300            16
      .........................................................................
      Microsoft *                                        7,800           952
      .........................................................................
      Network Associates *                               9,100           463
      .........................................................................
      Oracle *                                           7,100           243
      .........................................................................
      Parametric Technology *                           19,800           337
      .........................................................................
      Peerless Systems *                                 3,100            25
      .........................................................................
      Phoenix Technologies *                             1,100             8
      .........................................................................
      PSINet *                                             700            13
      .........................................................................
      Saville Systems ADR *                              5,200           102
      .........................................................................
      Sterling Commerce *                                5,200           189
      .........................................................................
      Summit Design *                                    2,600            22
      .........................................................................
      SunGard Data Systems *                             5,300           170
      .........................................................................
      Synopsys *                                           200             9
      .........................................................................
      Vantive *                                          1,000             9
      .........................................................................
      Visio *                                            2,000            71
      .........................................................................
                                                                       5,266
                                                                ...............

      Distribution Services  0.4%

      Cardinal Health                                    1,792           123
      .........................................................................
      MSC *                                              2,500            60
      .........................................................................
      Primesource                                        1,900            13
      .........................................................................
      Richfood Holdings                                  4,400            82
      .........................................................................
      SED International Holdings *                       4,200            20
      .........................................................................
      SunSource                                          1,700            35
      .........................................................................
      U.S. Foodservice *                                 7,285           335
      .........................................................................
      Watsco (Class A)                                   5,100            91
      .........................................................................
                                                                         759
                                                                ...............


         15
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--------------------------------------------------------------------------------


                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands


      Environmental  0.1%
      CUNO *                                             2,800  $         41
      .........................................................................
      Rentokil Group (GBP)                              12,900            85
      .........................................................................
      Waterlink *                                        5,100            19
      .........................................................................
                                                                         145
                                                                ...............
      Transportation Services  0.3%
      C.H. Robinson Worldwide                            1,800            40
      .........................................................................
      Coach USA *                                        4,200           119
      .........................................................................
      Comfort Systems USA *                              6,000           112
      .........................................................................
      Eagle USA Air Freight *                            3,000            57
      .........................................................................
      Expeditors International of Washington             1,300            50
      .........................................................................
      Frozen Food Express                                2,000            16
      .........................................................................
      Heartland Express *                                  900            15
      .........................................................................
      Hub Group (Class A) *                                100             2
      .........................................................................
      International Shipholding                          1,400            22
      .........................................................................
      Mitsubishi Heavy Industries (JPY)                 12,000            45
      .........................................................................
                                                                         478
                                                                ...............
      Miscellaneous Business Services  2.9%
      Alternative Resources *                            3,700            35
      .........................................................................
      Billing Information Concepts *                     3,900            49
      .........................................................................
      British Airport Authorities (GBP)                 18,399           204
      .........................................................................
      Browning-Ferris                                   20,000           590
      .........................................................................
      Cendant *                                          9,650           183
      .........................................................................
      CORT Business Services *                           2,200            50
      .........................................................................
      Electro Rent *                                     4,600            53
      .........................................................................
      Equifax                                            4,600           191
      .........................................................................
      H&R Block                                         21,700           975
      .........................................................................
      Insituform Technologies (Class A) *                4,700            61
      .........................................................................
      Iron Mountain *                                    1,500            44
      .........................................................................
      McGrath RentCorp                                   2,800            57
      .........................................................................
      Metamor Worldwide *                                2,100            50
      .........................................................................
      MPW Industrial Services Group *                    1,700            20
      .........................................................................
      New England Business Service                       5,100           163
      .........................................................................
      Omnicom                                            7,100           379
      .........................................................................
      Paging Network *                                   1,900            12
      .........................................................................
      Paxar *                                            2,800            29
      .........................................................................
      Renaissance Worldwide *                            3,900            28
      .........................................................................
      Romac International *                              3,800            53
      .........................................................................

         16
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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands


      Shorewood Packaging *                              7,100  $        105
      .........................................................................
      Strayer Education                                  2,900           108
      .........................................................................
      Superior Services *                                  700            13
      .........................................................................
      Tetra Tech *                                       4,750            99
      .........................................................................
      The Peterson Companies (Class A) *                 1,800            43
      .........................................................................
      The Vincam Group *                                   600             9
      .........................................................................
      Unitog                                             1,900            41
      .........................................................................
      Waste Management                                  26,443         1,134
      .........................................................................
                                                                       4,778
                                                                ...............
      Airlines  0.5%

      Delta                                             14,400           773
      .........................................................................
      KLM (NLG)                                          3,900           106
      .........................................................................
      Midwest Express Holdings *                           500            14
      .........................................................................
      Singapore Airlines (SGD)                           3,000            21
      .........................................................................
                                                                         914
                                                                ...............
      Railroads  0.6%

      Burlington Northern Santa Fe                       5,500           187
      .........................................................................
      Norfolk Southern                                  25,700           781
      .........................................................................
                                                                         968
                                                                ...............
      Total Business Services and Transportation                      13,308
                                                                ...............

      ENERGY  5.3%

      Energy Services  0.7%

      Baker Hughes                                      15,000           275
      .........................................................................
      Carbo Ceramics                                       300             6
      .........................................................................
      Cooper Cameron *                                     500            12
      .........................................................................
      Elf Aquitaine ADR                                  2,500           156
      .........................................................................
      Halliburton                                        6,500           191
      .........................................................................
      Johnson Electric (HKD)                            84,000           188
      .........................................................................
      Schlumberger                                       1,800            80
      .........................................................................
      Smith International *                                400            10
      .........................................................................
      TOTAL ADR                                          4,100           250
      .........................................................................
      Weatherford International *                          700            13
      .........................................................................
                                                                       1,181
                                                                ...............
      Exploration and Production  0.1%

      Rutherford-Moran Oil *                             1,600             4
      .........................................................................
      Santos (AUD)                                      18,000            52
      .........................................................................
                                                                          56
                                                                ...............

         17
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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands


      Integrated Petroleum - Domestic  1.5%

      Atlantic Richfield                                 6,200  $        412
      .........................................................................
      British Petroleum ADR                             13,180         1,214
      .........................................................................
      Occidental Petroleum                              15,500           314
      .........................................................................
      Unocal                                             5,500           187
      .........................................................................
      USX-Marathon                                      14,200           403
      .........................................................................
                                                                       2,530
                                                                ...............
      Integrated Petroleum - International  3.0%

      Amoco                                             20,000         1,179
      .........................................................................
      Chevron                                            2,700           226
      .........................................................................
      ENI S.P.A. ADR                                     4,600           281
      .........................................................................
      Exxon                                              6,360           477
      .........................................................................
      Mobil                                             17,700         1,526
      .........................................................................
      Repsol ADR                                         4,400           247
      .........................................................................
      Royal Dutch Petroleum ADR                          6,900           324
      .........................................................................
      Shell Transport & Trading ADR                      5,600           203
      .........................................................................
      Texaco                                             9,800           564
      .........................................................................
                                                                       5,027
                                                                ...............
      Total Energy                                                     8,794
                                                                ...............

      PROCESS INDUSTRIES  4.4%

      Diversified Chemicals  1.0%

      Dow Chemical                                       8,000           779
      .........................................................................
      DuPont                                             7,100           417
      .........................................................................
      Hercules                                          12,000           395
      .........................................................................
                                                                       1,591
                                                                ...............
      Specialty Chemicals  2.0%

      3M                                                 4,100           329
      .........................................................................
      A. Schulman                                       11,300           242
      .........................................................................
      Akzo Nobel (NLG)                                   4,900           201
      .........................................................................
      Akzo Nobel ADR                                       800            33
      .........................................................................
      BASF AG (DEM)                                      7,350           278
      .........................................................................
      Bayer (DEM)                                        7,000           287
      .........................................................................
      CFC International *                                1,300            10
      .........................................................................
      Furon                                                600            10
      .........................................................................
      Great Lakes Chemical                              19,940           796
      .........................................................................
      Hauser *                                           3,400            16
      .........................................................................

         18
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--------------------------------------------------------------------------------


                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands


      Octel *                                            3,910  $         57
      .........................................................................
      Pall                                              31,100           723
      .........................................................................
      Sumitomo Chemicals (JPY)                          11,000            38
      .........................................................................
      Technip (FRF)                                      2,925           248
      .........................................................................
                                                                       3,268
                                                                ...............
      Paper and Paper Products  1.0%

      Dai Nippon Printing (JPY)                         12,000           174
      .........................................................................
      Fort James                                        13,100           512
      .........................................................................
      Kimberly-Clark                                    18,900           995
      .........................................................................
      Smurfit Container *                                1,700            24
      .........................................................................
                                                                       1,705
                                                                ...............
      Forest Products  0.2%

      Georgia-Pacific                                    5,000           284
      .........................................................................
      International Paper                                3,100           134
      .........................................................................
                                                                         418
                                                                ...............
      Building and Construction  0.2%

      Blue Circle Industries (GBP)                      24,286           123
      .........................................................................
      Holderbank Financiere Glarus (CHF)                   160           185
      .........................................................................
      Layne Christensen *                                3,600            38
      .........................................................................
      Simpson Manufacturing *                              600            22
      .........................................................................
                                                                         368
                                                                ...............
      Total Process Industries                                         7,350


      BASIC MATERIALS  0.8%

      Metals  0.7%

      Anglo American Platinum (ZAR)                      9,000           146
      .........................................................................
      AngloGold ADR                                        895            20
      .........................................................................
      Cambior                                            7,600            39
      .........................................................................
      Gibraltar Steel *                                  1,000            20
      .........................................................................
      Inco                                              20,000           231
      .........................................................................
      Matthews International (Class A)                   4,500           133
      .........................................................................
      Reynolds Metals                                   10,200           560
      .........................................................................
                                                                       1,149
                                                                ...............
      Mining  0.1%

      Lonrho Africa (GBP)                                4,725             5
      .........................................................................
      Prime Resources Group                              2,200            17
      .........................................................................
      Rio Tinto (AUD)                                    9,700           125
      .........................................................................
      TVX Gold *                                         6,600            12
      .........................................................................
                                                                         159
                                                                ...............
         19

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


                                                     Shares/Par        Value
--------------------------------------------------------------------------------
                                                                In thousands


      Miscellaneous Materials  0.0%

      Malayan Cement (MYR)                              20,250  $          7
      .........................................................................
      Synthetic Industries *                             1,100            18
      .........................................................................
                                                                          25
                                                                ...............
      Total Basic Materials                                            1,333
                                                                ...............

      MISCELLANEOUS  0.1%

      Western Water *                                      800             4
      .........................................................................

      Conglomerates  0.1%

      Orkla (Class A) (NOK)                              7,600           127
      .........................................................................
                                                                         127
                                                                ...............
      Total Miscellaneous                                                131
                                                                ...............

      FOREIGN  0.3%

      Europe  0.2%

      AXA Colonia Konzern (DEM)                          1,000           117
      .........................................................................
      Svenska Cellulosa (SEK)                            7,100           156
      .........................................................................
                                                                         273
                                                                ...............
      Other Foreign  0.1%

      Bobst (CHF)                                          144           196
      .........................................................................
                                                                         196
                                                                ...............
      Total Foreign                                                      469
                                                                ...............

      Total Common Stocks (Cost  $102,810)                           123,192
                                                                ...............

      Corporate Bonds  12.9%

      AEI Holding, Sr. Notes, (144a), 10.00%,
       11/15/07                                   $    100,000           103
      .........................................................................
      Agricultural Minerals, Sr. Notes, 10.75%,
       9/30/03                                          50,000            50
      .........................................................................
      American Builders & Contractors Supply,
       Sr. Sub. Notes 10.625%, 5/15/07                  50,000            48
      .........................................................................
      American Radio Systems, Sr. Sub. Notes,
       9.00%, 2/1/06                                    25,000            27
      .........................................................................
      American Safety Razor, Sr. Notes, 9.875%,
       8/1/05                                           50,000            50
      .........................................................................
      American Standard, 9.25%, 12/1/16                 35,000            36
      .........................................................................
      Amerigas Partners, Sr. Notes, 10.125%, 4/15/07    50,000            51
      .........................................................................
      APCOA, Sr. Sub. Notes, 9.25%, 3/15/08            100,000            93
      .........................................................................
      Archibald Candy, Sr. Secured Notes, 10.25%,
       7/1/04                                           50,000            51
      .........................................................................

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands


      Associated Materials, Sr. Sub. Notes, 9.25%,
       3/1/08                                     $    100,000     $     100
      .........................................................................
      Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07     50,000            54
      .........................................................................
      B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07        100,000            99
      .........................................................................
      Ballys Health & Tennis, Sr. Sub. Notes, 9.875%,
       10/15/07                                         75,000            74
      .........................................................................
      Banque Parabas New York, 6.875%, 3/1/09        1,550,000         1,532
      .........................................................................
      Bway, Sr. Sub. Notes, 10.25%, 4/15/07            100,000           106
      .........................................................................
      Chancellor Media, Sr. Sub. Notes, (144a)
        8.125%, 12/15/07                               100,000            99
      .........................................................................
      Chattem, Sr. Sub. Notes, 12.75%, 6/15/04         100,000           110
      .........................................................................
      Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07    75,000            78
      .........................................................................
      Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05        50,000            55
      .........................................................................
      Comcast Cable Communications, 8.50%, 5/1/27    1,550,000         1,907
      .........................................................................
      Communications & Power Industries, Sr. Sub.
        Notes 12.00%, 8/1/05                           100,000           106
      .........................................................................
      Container Corporation of America, Gtd., 10.75%,
       5/1/02                                           25,000            26
      .........................................................................
      Courtyard by Marriott II, Sr. Secured Notes
        10.75%, 2/1/08                                 100,000           104
      .........................................................................
      CSC Holdings, Sr. Notes, 7.875%, 12/15/07        100,000           105
      .........................................................................
      Dan River, Sr. Sub. Notes, 10.125%, 12/15/03      50,000            51
      .........................................................................
      Delta Mills, Sr. Notes, 9.625%, 9/1/07            50,000            50
      .........................................................................
      Doane Products, Sr. Sub. Notes, 9.75%, 5/15/07    87,000            89
      .........................................................................
      Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07          50,000            46
      .........................................................................
      Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07            50,000            50
      .........................................................................
      Energy Corporation of America, Sr. Sub. Notes
        9.50%, 5/15/07                                 100,000            96
      .........................................................................
      Eye Care Centers of America, 9.125%, 5/1/08      100,000            96
      .........................................................................
      Fairchild Semiconductor, Sr. Sub. Notes
        10.125%, 3/15/07                                25,000            25
      .........................................................................
      Fairfax Financial Holdings, 8.25%, 10/1/15     1,550,000         1,553
      .........................................................................
      Federal-Mogul, Sr. Notes, 7.75%, 7/1/06          100,000           100
      .........................................................................
      First Federal Financial, 11.75%, 10/1/04          50,000            52
      .........................................................................
      Flag Limited, Sr. Notes, (144a), 8.25%, 1/30/08   50,000            51
      .........................................................................
      Frontiervision, Sr. Notes, 11.00%, 10/15/06       50,000            56
      .........................................................................
      Furon, Sr. Sub. Notes, (144a), 8.125%, 3/1/08    100,000            99
      .........................................................................
      Genesis Health Ventures, Sr. Sub. Notes,
       9.25%, 10/1/06                                   50,000            49
      .........................................................................
      Grand Casinos, 1st Mtg. Notes, 10.125%, 12/1/03   50,000            55
      .........................................................................
      Harcourt General, Deb., 7.20%, 8/1/27          2,000,000         1,901
      .........................................................................
      HMH Properties, Sr. Notes, 7.875%, 8/1/08        100,000            98
      .........................................................................

         21
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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


 Holmes Products, Gtd. Notes, 9.875%, 11/15/07       $    100,000    $       96
 ...............................................................................
 Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05           50,000            52
 ...............................................................................
 Intermedia Communications, Sr. Notes, 8.50%, 1/15/08     100,000            99
 ...............................................................................
 International Wire, Sr. Sub. Notes, 11.75%, 6/1/05       100,000           104
 ...............................................................................
 Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06         50,000            50
 ...............................................................................
 Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09             50,000            51
 ...............................................................................
 ISP Holdings, Sr. Notes, 9.75%, 2/15/02                   50,000            53
 ...............................................................................
 Jitney-Jungle Stores, Sr. Sub. Notes, 12.00%, 3/1/06     100,000           112
 ...............................................................................
 Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                   50,000            56
 ...............................................................................
 Lockheed Martin, Gtd. Notes, 6.55%, 5/15/99              200,000           201
 ...............................................................................
 Marcus Cable, Sr. Disc. Notes, STEP, 0%, 8/1/04           50,000            50
 ...............................................................................
 Mastec, Sr. Sub. Notes, (144a), 7.75%, 2/1/08             75,000            72
 ...............................................................................
 Mediacom Capital, Sr. Notes, (144a), 8.50%, 4/15/08       75,000            77
 ...............................................................................
 Mrs. Fields, Gtd. Sr. Notes, (144a), 10.125%, 12/1/04     50,000            46
 ...............................................................................
 Nextel Communications, Sr. Disc. Notes
        STEP, 0%, 10/31/07                                150,000            95
 ...............................................................................
 Niagara Mohawk
        Sr. Disc. Notes, STEP, 0%, 7/1/10                 100,000            76
        ........................................................................
        Sr. Notes, 7.75%, 10/1/08                          25,000            27
 ...............................................................................
 Northland Cable Television, Sr. Sub. Notes
        10.25%, 11/15/07                                   50,000            53
 ...............................................................................
 Ocwen Financial, Sr. Notes, 11.875%, 10/1/03              25,000            22
 ...............................................................................
 Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06            50,000            54
 ...............................................................................
 Owens Illinois, Sr. Notes, 7.35%, 5/15/08              1,550,000         1,531
 ...............................................................................
 Paine Webber, Sr. Notes, 6.55%, 4/15/08                1,550,000         1,552
 ...............................................................................
 Paragon Corporate Holdings, Sr. Notes, (144a)
        9.625%, 4/1/08                                     50,000            42
 ...............................................................................
 Plastic Containers, Sr. Secured Notes, 10.00%, 12/15/06   50,000            52
 ...............................................................................
 Price Communications Wireless, Sr. Notes, (144a)
        9.125%, 12/15/06                                  100,000           104
 ...............................................................................
 Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07       50,000            50
 ...............................................................................
 Principal Mutual, (144a), 8.00%, 3/1/44                1,550,000         1,585
 ...............................................................................
 Purina Mills, Sr. Sub. Notes, (144a), 9.00%, 3/15/10     100,000           103
 ...............................................................................
 Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06  50,000            55
 ...............................................................................
 Qwest Communications
        Sr. Disc. Notes, Zero Coupon, 10/15/07            100,000            78
        ........................................................................
        Sr. Notes, (144a), 7.50%, 11/1/08                  25,000            25
 ...............................................................................
 R & B Falcon, Sr. Notes, (144a), 6.95%, 4/15/08        1,550,000         1,455
 ...............................................................................

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


 Revlon Consumer Products, Sr. Sub. Notes
        8.625%, 2/1/08                               $    100,000    $       99
 ...............................................................................
 Rio Hotel & Casino, Gtd. Sr. Sub. Notes, 9.50%,
  4/15/07                                                  50,000            55
 ...............................................................................
 Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
        10.00%, 3/15/05                                    50,000            56
 ...............................................................................
 Rouse, 8.50%, 1/15/03                                     15,000            16
 ...............................................................................
 Rural/Metro, Sr. Notes, 7.875%, 3/15/08                   50,000            47
 ...............................................................................
 Safelite Glass, Sr. Sub. Notes, (144a), 9.875%, 12/15/06  25,000            25
 ...............................................................................
 Scotland International Finance, Sub. Notes, (144a)
        6.50%, 2/15/11                                    100,000            98
 ...............................................................................
 Silgan Holdings, Sr. Sub. Deb., 9.00%, 6/1/09             40,000            41
 ...............................................................................
 Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06       100,000           104
 ...............................................................................
 Six Flags Theme Parks, Sr. Sub. Disc. Notes
        12.25%, 6/15/05                                   100,000           111
 ...............................................................................
 Smithfield Foods, Sr. Sub. Notes, (144a) 7.625%, 2/15/08  50,000            50
 ...............................................................................
 Southern Foods, Sr. Sub. Notes, (144a) 9.875%, 9/1/07     50,000            52
 ...............................................................................
 Sovereign Speciality Chemicals, Sr. Sub. Notes, (144a)
        9.50%, 8/1/07                                      50,000            50
 ...............................................................................
 Specialty Retailers, Sr. Notes, 8.50%, 7/15/05            50,000            46
 ...............................................................................
 Sprint Spectrum, 6.125%, 11/15/08                        750,000           763
 ...............................................................................
 Stena, Sr. Notes, 10.50%, 12/15/05                       100,000           104
 ...............................................................................
 Synthetic Industries, Sr. Sub. Notes, 9.25%, 2/15/07      50,000            51
 ...............................................................................
 Tenet Healthcare, Sr. Sub. Notes, 8.625%, 1/15/07         50,000            53
 ...............................................................................
 Texas-New Mexico Power, Deb., 12.50%, 1/15/99             50,000            50
 ...............................................................................
 US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                 50,000            52
 ...............................................................................
 Westpoint Stevens, Sr. Notes, 7.875%, 6/15/08            100,000           103
 ...............................................................................
 WorldCom, 7.75%, 4/1/07                                1,550,000         1,747
 ...............................................................................

 Total Corporate Bonds (Cost  $21,988)                                   21,432
                                                                     ...........

 Foreign Government Obligations/
 Agencies  0.8%

 European Investment Bank
        3.00%, 9/20/06                           JPY   34,000,000           316
        ........................................................................
        4.625%, 2/26/03                          JPY   10,000,000            95
 ...............................................................................
 Federal Republic of Germany
        6.00%, 7/4/07                            DEM      280,000           189
        ........................................................................
        6.50%, 7/15/03                           DEM       30,000            20
        ........................................................................

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


       8.375%, 5/21/01                          DEM       80,000  $         52
       .........................................................................
       8.50%, 8/21/00                           DEM       23,000            15
 ................................................................................
Government of Canada
       6.50%, 6/1/04                            CAD        3,000             2
       .........................................................................
       8.50%, 4/1/02                            CAD      111,000            81
       .........................................................................
       9.75%, 6/1/21                            CAD        5,000             5
 ................................................................................
Government of France
       5.50%, 4/25/07                           FRF      972,000           190
       .........................................................................
       8.25%, 2/27/04                           FRF      142,000            30
       .........................................................................
       8.50%, 11/25/02                          FRF      264,000            55
 ................................................................................
Government of Japan ++
       4.50%, 6/20/03                           JPY    8,400,000            79
 ................................................................................
Int'l Bank for Reconstruction & Development
       6.75%, 3/15/00                           JPY    1,000,000             9
 ................................................................................
Kingdom of Belgium
       7.25%, 4/29/04                           BEF      300,000            10
 ................................................................................
Kingdom of Spain
       8.00%, 5/30/04                           ESP    1,500,000            13
 ................................................................................
Kingdom of Sweden
       6.00%, 2/9/05                            SEK      100,000            14
 ................................................................................
Republic of Italy
       8.50%, 8/1/04                            ITL   45,000,000            33
 ................................................................................
United Kingdom Treasury Notes
       7.50%, 12/7/06                           GBP       55,000           107
       .........................................................................
       8.00%, 6/10/03                           GBP       17,000            31
       .........................................................................
       9.00%, 3/3/00                            GBP        8,000            14
 ................................................................................
Total Foreign Government Obligations/Agencies (Cost  $1,280)             1,360
                                                                  ..............

U.S. Government Mortgage-Backed
Securities  3.2%

Federal National Mortgage Assn.
       6.50%, 1/1/26                              $      156,561           157
 ................................................................................
Government National Mortgage Assn.
     I
       6.00%, 12/15/23 - 5/15/26                         647,183           642
       .........................................................................
       6.50%, 12/15/23 - 3/15/26                         479,879           485
       .........................................................................

         24
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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


       7.00%, 8/15/23 - 12/15/25                  $      342,966  $        351
       .........................................................................
       7.50%, 10/15/22 - 1/15/26                         394,897           408
       .........................................................................
       8.00%, 1/15/22 - 10/20/25                         275,742           287
 ................................................................................
Government National Mortgage Assn., II
       7.00%, 4/15/26 - 11/20/28                       2,879,042         2,944
 ................................................................................
Total U.S. Government Mortgage-Backed Securities
 (Cost  $5,150)                                                          5,274
                                                                  ..............

U.S. Government Obligations/
Agencies  4.0%

Tennessee Valley Authority
       5.88%, 4/1/36                                   2,095,000         2,179
       .........................................................................
       6.235%, 7/15/45                                   500,000           528
 ................................................................................
U.S. Treasury Bonds
       6.75%, 8/15/26                                  3,330,000         4,014
 ................................................................................
Total U.S. Government Obligations/Agencies (Cost  $6,128)                6,721
                                                                  ..............

Short-Term Investments  4.9%

Certificates of Deposit  0.0%
Chase Manhattan Bank, N.A., fixed deposit
       5.50%, 12/9/98 (MYR)                               92,514            21
 ................................................................................
                                                                            21
                                                                  ..............
Money Market Funds  4.9%
Reserve Investment Fund, 5.34% #                       8,077,329         8,077
 ................................................................................
                                                                         8,077
                                                                  ..............
Total Short-Term Investments (Cost  $8,098)                              8,098
                                                                  ..............

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------



                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

 Total Investments in Securities

 99.9% of Net Assets (Cost $145,454)                              $    166,077

 Other Assets Less Liabilities                                             135
                                                                  ..............

 NET ASSETS                                                       $    166,212
                                                                  ==============











    #  Seven-day yield
    *  Non-income producing
   ++ Securities contain some restrictions as to public resale - total of such securities at period-end amounts to 0.05% of net assets
  ADR  American Depository Receipt
 REIT  Real Estate Investment Trust
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 2.5% of net assets.
  AUD  Australian dollar
  BEF  Belgian franc
  CAD  Canadian dollar
  CHF  Swiss franc
  DEM  German deutschemark
  DKK  Danish krone
  ESP  Spanish peseta
  FIM  Finnish mark
  FRF  French franc
  GBP  British sterling
  HKD  Hong Kong dollar
  ITL  Italian lira
  JPY  Japanese yen
  MYR  Malaysian ringgit
  NLG  Dutch guilder
  NOK  Norwegian krone
  NZD  New Zealand dollar
  SEK  Swedish krona
  SGD  Singapore dollar
  ZAR  South African rand
    L  Local registered shares


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Unaudited                                                    November 30, 1998

---------------------------------------
  Statement of Assets and Liabilities
--------------------------------------------------------------------------------
  In thousands




  Assets
  Investments in securities, at value (cost  $145,454)            $    166,077
  Securities lending collateral                                         17,208
  Other assets                                                           1,236
                                                                  ..............
  Total assets                                                         184,521
                                                                  ..............
  Liabilities

  Obligation to return securities lending collateral                    17,208
  Other liabilities                                                      1,101
                                                                  ..............
  Total liabilities                                                     18,309
                                                                  ..............

  NET ASSETS                                                      $    166,212
                                                                  --------------
  Net Assets Consist of:
  Accumulated net investment income - net of distributions        $      2,566
  Accumulated net realized gain/loss - net of distributions              4,449
  Net unrealized gain (loss)                                            20,625
  Paid-in-capital applicable to 9,044,131 shares of
  $0.0001 par value capital stock outstanding;
  1,000,000,000 shares of the corporation authorized                   138,572
                                                                  ..............

  NET ASSETS                                                      $    166,212
                                                                  --------------

  NET ASSET VALUE PER SHARE                                       $      18.38
                                                                  --------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Unaudited


---------------------------
  Statement of Operations
--------------------------------------------------------------------------------
  In thousands



                                                                     6 Months
                                                                        Ended
                                                                     11/30/98
 Investment Income
  Income
   Interest                                                      $      1,343
   Dividend                                                               981
                                                                 ...............
   Total income                                                         2,324
                                                                 ...............
  Expenses
   Investment management                                                  422
   Shareholder servicing                                                  280
   Custody and accounting                                                  73
   Prospectus and shareholder reports                                      22
   Registration                                                            20
   Legal and audit                                                          6
   Directors                                                                3
   Miscellaneous                                                           11
                                                                 ...............
   Total expenses                                                         837
                                                                 ...............
  Net investment income                                                 1,487
                                                                 ...............
  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                           1,618
   Foreign currency transactions                                           (7)
                                                                 ...............
   Net realized gain (loss)                                             1,611
                                                                 ...............
  Change in net unrealized gain or loss
   Securities                                                            (130)
   Other assets and liabilities
   denominated in foreign currencies                                        6
                                                                 ...............
   Change in net unrealized gain or loss                                 (124)
                                                                 ...............
  Net realized and unrealized gain (loss)                               1,487
                                                                 ...............

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                         $      2,974
                                                                 ---------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Unaudited


--------------------------------------
  Statement of Changes in Net Assets
--------------------------------------------------------------------------------
  In thousands



                                                        6 Months        Year
                                                         Ended          Ended
                                                       11/30/98        5/31/98

  Increase (Decrease) in Net Assets
  Operations
   Net investment income                             $    1,487    $     2,155
   Net realized gain (loss)                               1,611          3,643
   Change in net unrealized gain or loss                   (124)        12,554
                                                     ...........................
   Increase (decrease) in net assets from operations      2,974         18,352
                                                     ...........................
  Distributions to shareholders
   Net investment income                                      -         (1,529)
   Net realized gain                                          -         (1,117)
                                                     ...........................
   Decrease in net assets from distributions                  -         (2,646)
                                                     ...........................
  Capital share transactions*
   Shares sold                                           39,170         87,647
   Distributions reinvested                                   -          2,621
   Shares redeemed                                      (23,279)       (26,179)
                                                     ...........................
   Increase (decrease) in net assets from capital
   share transactions                                    15,891         64,089
                                                     ...........................
  Net Assets
  Increase (decrease) during period                      18,865         79,795
  Beginning of period                                   147,347         67,552
                                                     ...........................

  End of period                                      $  166,212    $   147,347
                                                     ===========================
*Share information
   Shares sold                                            2,204          5,091
   Distributions reinvested                                   -            160
   Shares redeemed                                       (1,323)        (1,534)
                                                     ...........................
   Increase (decrease) in shares outstanding                881          3,717




The accompanying notes are an integral part of these financial statements.

         29
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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Unaudited                                                     November 30, 1998


---------------------------------
  Notes to Financial Statements
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

      The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.


         30
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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------



      Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

      Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayments as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.



NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------



      borrower fails to return them. At November 30, 1998, the value of loaned securities was $16,470,000; aggregate collateral consisted of $17,208,000 in the securities lending collateral pool.

      Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $44,098,000 and $24,519,000, respectively, for the six months ended November 30, 1998. Purchases and sales of U.S. government securities aggregated $5,665,000 and $12,475,000, respectively, for the six months ended November 30, 1998.



NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      At November 30, 1998, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $145,454,000. Net unrealized gain aggregated $20,623,000, of which $26,583,000 related to appreciated investments and $5,960,000 to depreciated investments.



NOTE 4 - RELATED PARTY TRANSACTIONS

      The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $80,000 was payable at November 30, 1998. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At November 30, 1998, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 2000, which would cause the fund's ratio of expenses to average net assets to exceed 1.10%. Thereafter, through May 31, 2002, the fund is required to reimburse the manager for these

         32
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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------



      expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.10%. Pursuant to this agreement, $52,000 of management fees were not accrued by the fund for the six months ended November 30, 1998. Pursuant to a previous agreement, $287,000 of unaccrued management fees related to a previous expense limitation are subject to reimbursement through May 31, 2000.

      In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $275,000 for the six months ended November 30, 1998, of which $43,000 was payable at period-end.

      The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 1998, totaled $79,000 and are reflected as interest income in the accompanying Statement of Operations.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------



      INVESTMENT SERVICES AND INFORMATION


               KNOWLEDGEABLE SERVICE REPRESENTATIVES

               By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

               In Person  Available in T. Rowe Price Investor Centers.



               ACCOUNT SERVICES

               Checking Available on most fixed income funds ($500 minimum).

               Automatic Investing From your bank account or paycheck.

               Automatic Withdrawal  Scheduled, automatic redemptions.

               Distribution Options Reinvest all, some, or none of your distributions.

               Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com



               DISCOUNT BROKERAGE*

               Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.



               INVESTMENT INFORMATION

               Combined Statement Overview of all your accounts with T. Rowe Price.

               Shareholder Reports Fund managers' reviews of their strategies and results.

               T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

               Performance Update Quarterly review of all T. Rowe Price fund results.

               Insights Educational reports on investment strategies and financial markets.

               Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

               *A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------


STOCK FUNDS
 ................................................................................
Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500*
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Total Equity Market
Index Value

International/Global
Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS
 ................................................................................
Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free***
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond+
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond


International/Global
Emerging Markets Bond
Global Bond++
International Bond

MONEY MARKET FUNDS+++
 ................................................................................
Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
 ................................................................................
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
 ................................................................................
Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


  *Formerly named Equity Index.
 **Closed to new investors.
***Formerly named Florida Insured Intermediate Tax-Free.
  +Formerly named Tax-Free Insured Intermediate Bond.
 ++Formerly named Global Government Bond.
+++Neither the funds nor their share prices are insured or guaranteed by the U.S. government.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Personal Strategy Funds.


Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.        C11-057  11/30/98